Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 11,640	$ 43,975
Accounts Receivable	29,102	24,980
Taxes Receivable	6,396	6,429
Short-Term Derivative Instruments	4,742	12,005
Assets Held for Sale	2,138	2,279
Inventory, Prepaid Expenses and Other	1,301	1,316
Total Current Assets	55,319	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	537,638	485,448
Unevaluated Oil and Gas Properties	171,901	165,503
Other Property and Equipment	54,317	50,073
Wells and Facilities in Progress	107,214	92,913
Pipelines	6,125	6,116
Total Property and Equipment	877,195	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(156,390)	(146,038)
Net Property and Equipment	720,805	654,015
Deferred Financing Costs and Other Assets-Net	10,380	10,029
Equity Method Investments	16,800	16,978
Long-Term Derivative Instruments	150	704
Total Assets	803,454	772,710
Current Liabilities
Accounts Payable	44,272	31,134
Accrued Expenses	37,656	22,421
Short-Term Derivative Instruments	5,072	1,389
Current Deferred Tax Liability	565	539
Liabilities Related to Assets Held for Sale	50	52
Total Current Liabilities	87,615	55,535
8.875% Senior Notes Due 2020	250,000	250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Secured Line of Credit and Long-Term Debt	1,167	991
Long-Term Derivative Instruments	2,221	1,510
Long-Term Deferred Tax Liability	21,491	23,625
Other Deposits and Liabilities	5,739	5,675
Future Abandonment Cost	25,671	24,822
Total Liabilities	392,200	360,416
Commitments and Contingencies (See Note 13)
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,227,718 shares issued and outstanding on March 31, 2013 and 53,213,264 shares issued and outstanding on December 31, 2012.	52	52
Additional Paid-In Capital	452,432	451,062
Accumulated Deficit	(42,429)	(39,595)
Rex Energy Stockholders' Equity	410,055	411,519
Noncontrolling Interests	1,199	775
Total Stockholders' Equity	411,254	412,294
Total Liabilities and Stockholders' Equity	$ 803,454	$ 772,710